PRECIOUS METAL PREPAYMENTS OBLIGATION	12 Months Ended
Dec. 31, 2025
Precious metal prepayments obligation [Abstract]
PRECIOUS METAL PREPAYMENTS OBLIGATION [Text Block]

9.  PRECIOUS METAL PREPAYMENTS OBLIGATION

On June 11, 2025, Guanaceví entered into a prepayment agreement with Auramet International Inc.("Auramet") for an initial term ending May 31, 2026.

Under the agreement, Auramet advances prepayments of up to $15.0 to the Company in consideration for the future delivery of the Guanaceví's precious metal. The advances are repaid by deliveries adjusted for the interest equivalent to SOFR plus 3.75%. The Company may draw additional amounts under the agreement once prior amounts are settled.

The prepayments amount received is initially recognized as a revenue contract liability and is subsequently being recognized as revenue as control of the metal transfers to Auramet and the related shipment's performance obligations have been satisfied.

During the year ended December 31, 2025, the Company received $59.7 prepayments, all of which were recognized as revenue, with no remaining revenue contract liability as of December 31, 2025.